Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	As of December, 31
	2013	2012
	A$	A$
Legal, tax and accounting fees	461,548	341,681
Salary and related costs	1,036,125	921,186
Research and development materials	687,335	598,701
Production materials	0	26,301
Other	144,432	72,000

	2,329,440	1,959,869